Organization and Principal Activities	12 Months Ended
Dec. 31, 2018
Organization and Principal Activities
Organization and Principal Activities

1. Organization and Principal Activities

Phoenix New Media Limited (“PNM”, or the “Company”) was incorporated in the Cayman Islands on November 22, 2007 by Phoenix Satellite Television (B.V.I.) Holding Limited (the “Parent”), a subsidiary of Phoenix Media Investment (Holdings) Limited (“Phoenix TV”). Phoenix TV, its subsidiaries and variable interest entities (“VIEs”) are collectively referred to as the Phoenix TV Group. As of December 31, 2018, the Company had fourteen subsidiaries, four VIEs and twenty subsidiaries of VIEs. The Company, its subsidiaries, VIEs and subsidiaries of the VIEs are hereinafter collectively referred to as the “Group”. The Group generates revenues from providing advertising services and paid services, which include digital entertainment and games and others. While the VIEs hold certain licenses and approvals to operate Internet-related businesses in the People’s Republic of China (“China” or the “PRC”), they are also in the process of applying for licenses for the operations of their businesses, including an Internet audio-visual program transmission license and an Internet news license.

The details of the subsidiaries, VIEs and the subsidiaries of the VIEs as of December 31, 2018 are set out below:

			Percentage
			of Direct or
			Indirect
	Place of	Date of	Economic	Principal
Name	Incorporation	Incorporation	Ownership	Activity
Direct subsidiaries:
Phoenix Satellite Television Information Limited	British Virgin Islands (“BVI”)	September 1, 1999	100%	Investment holding
Phoenix New Media (Hong Kong) Company Limited	Hong Kong	February 24, 2011	100%	Advertising
Phoenix New Media (Hong Kong) Information Technology Company Limited	Hong Kong	April 22, 2014	100%	Investment holding
Fread Limited *	Cayman Island	May 20, 2014	100%	Investment holding
Convergence Investment Co. Ltd.	Cayman Island	July 17, 2015	100%	Investment holding
Fengyu Limited	Cayman Island	November 14, 2017	100%	Investment holding
Indirect subsidiaries:
Fenghuang On-line (Beijing) Information Technology Co., Ltd. (“Fenghuang On-line”)	PRC	December 20, 2005	100%	Technical consulting
Beijing Fenghuang Yutian Software Technology Co., Ltd. (“Fenghuang Yutian”)	PRC	June 15, 2012	100%	Software development
Fenghuang Feiyang (Beijing) New Media Information Technology Co., Ltd. (“Fenghuang Feiyang”)	PRC	October 25, 2013	100%	Advertising
I Game (Hong Kong) Company Limited	Hong Kong	June 10, 2014	100%	Game
Beijing Fenghuang Borui Software Technology Co., Ltd. (“Fenghuang Borui”)	PRC	October 13, 2014	100%	Software development
Qieyiyou (Beijing) Information Technology Co., Ltd. (“Qieyiyou”)	PRC	November 28, 2014	100%	Game
Tianjin Fengying Hongda Culture Communication Co., Ltd. ("Fengying Hongda")	PRC	March 13, 2017	100%	Advertising
Fengyu (Hong Kong) Information Technology Company Limited	Hong Kong	December 14, 2017	100%	Investment holding
VIEs:
Beijing Tianying Jiuzhou Network Technology Co., Ltd. (“Tianying Jiuzhou”)	PRC	April 18, 2000	100%	Advertising and paid services
Yifeng Lianhe (Beijing) Technology Co., Ltd. (“Yifeng Lianhe”)	PRC	June 16, 2006	100%	Digital entertainment
Beijing Chenhuan Technology Co., Ltd. (“Chenhuan”)	PRC	June 10, 2014	100%	Game
Shanghai Meowpaw Information Technology Co., Ltd. (“Meowpaw”)	PRC	January 14, 2015	75%	Game
Subsidiaries of VIEs:
Beijing Tianying Chuangzhi Advertising Co., Ltd. (“Tianying Chuangzhi”)	PRC	February 8, 2010	100%	Advertising
Beijing Fengyu Network Technology Co., Ltd. (“Fengyu Network”) **	PRC	June 1, 2012	100%	Digital entertainment
Tianjin Fenghuang Mingdao Culture Communication Co., Ltd. (“Fenghuang Mingdao”)	PRC	May 24, 2013	100%	Advertising
Beijing Youjiuzhou Technology Co., Ltd. (“Youjiuzhou”)	PRC	June 10, 2014	100%	Game
Beijing Huanyou Tianxia Technology Co., Ltd. (“Huanyou Tianxia”)	PRC	June 16, 2014	100%	Game
Chengdu Huanyou Tianxia Network Technology Co., Ltd. (“Chengdu Huanyou”)	PRC	January 20, 2015	100%	Game
Shanghai Yixi Network Technology Co., Ltd. (“Yixi Network”)	PRC	March 26, 2015	100%	Software development
Beijing Fenghuang Convergence Investment Co., Ltd. (“Fenghuang Convergence”)	PRC	September 18, 2015	100%	Investment holding
Beijing Fenghuang Yunfu Information Technology Co., Ltd. (“Fenghuang Yunfu“)	PRC	April 12, 2016	100%	Software development
Shanghai Fengyu Shixun Technology Co., Ltd. (“Fengyu Shixun”)	PRC	December 21, 2016	100%	Digital entertainment
Beijing Fengyue Culture Technology Co., Ltd. ("Fengyue Culture")	PRC	January 19, 2017	100%	Digital entertainment
Beijing Fengge Advertising Co., Ltd. ("Fengge Advertising")	PRC	March 15, 2017	100%	Advertising
Tianjin Fengman Culture Media Co., Ltd. ("Fengman Culture")	PRC	March 15, 2017	100%	Digital entertainment
Beijing Fengying Software Technology Co., Ltd. ("Fengying Technology") ***	PRC	April 20, 2017	100%	Software development
Tianjin Fengxiaoman Culture Media Co., Ltd. ("Fengxiaoman")	PRC	September 21, 2017	100%	Digital entertainment
Fengge Data (Tianjin) Co., Ltd. ("Fengge Data")	PRC	October 25, 2017	100%	Digital entertainment
Tianjin Nashi Technology Co., Ltd. ("Nashi Technology")	PRC	October 25, 2017	100%	Digital entertainment
Mumu Technology (Tianjin) Co., Ltd. (“MumuTechnology”)	PRC	August 15,2017	100%	Software development
Hangzhou Qike Technology Co., Ltd. (“Hangzhou Qike”)	PRC	February 13,2015	100%	Software development
Beijing Yitian Xindong Network Technology Co., Ltd. ("Yitian Xidong")	PRC	September 05,2008	25.5%	Digital entertainment

* In January 2018, the name of "I Game Limited" was changed to "Fread Limited".

** In April 2017, the name of “Beijing Fenghuang Interactive Entertainment Network Technology Co., Ltd.” was changed to “Beijing Fengyu Network Technology Co., Ltd.”.

*** In June 2018, the name of "Beijing Fengying Culture Technology Co., Ltd. "was changed to "Beijing Fengying Software Technology Co., Ltd.".

In order to comply with Chinese laws and regulations that prohibit or restrict foreign ownership of companies that operate Internet content,  advertising and game businesses, a series of agreements (the “Contractual Agreements”) were entered into among Fenghuang On-line, Tianying Jiuzhou, Yifeng Lianhe and their legal shareholders in 2009, and among Qieyiyou, Chenhuan, and their legal shareholders in 2015. Through the aforementioned activities, Tianying Jiuzhou, Yifeng Lianhe and Chenhuan, are considered as VIEs in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). Fenghuang On-line and Qieyiyou are entitled to substantially all the economic risks and rewards associated with the VIEs, and are the primary beneficiaries of the VIEs, respectively.

Voting Right Entrustment Agreements

Pursuant to the voting right entrustment agreements among the VIEs, their legal shareholders and Fenghuang On-line or Qieyiyou, each legal shareholder of the VIEs agreed to grant a person designated by Fenghuang On-line or Qieyiyou the right to exercise their rights as shareholders, including all voting rights, as well as rights to attend and propose the convening of shareholder meetings. Unless otherwise required by law, the voting right entrustment agreements will remain in effect indefinitely unless both parties agree to terminate the agreement in writing, or unless the Fenghuang On-line or Qieyiyou decide in their discretion to terminate the relevant agreements.

Exclusive Equity Option Agreements

Under the exclusive equity option agreements among the VIEs, their legal shareholders and Fenghuang On-line or Qieyiyou, legal shareholders of the VIEs irrevocably granted Fenghuang On-line or Qieyiyou or their designated person an irrevocable, unconditional and exclusive option to purchase, to the extent permitted by applicable PRC laws, all of the equity interest in the VIEs from the legal shareholders. The purchase price for the entire equity interest is to be calculated based on the paid-up amount of the relevant equity interest or the minimum price permitted by applicable PRC laws. The exclusive equity option agreement will remain in effect until all of the equity interest in the VIEs has been duly transferred to Fenghuang On-line or Qieyiyou or their designated representatives.

Loan Agreements

Pursuant to the loan agreements among Fenghuang On-line or Qieyiyou, and legal shareholders of their VIEs, Fenghuang On-line or Qieyiyou granted interest-free loans to the legal shareholders of the VIEs for an amount that is equal to their respective capital contribution in the VIEs. The loans can be repaid only with proceeds from the sale of all of the respective shareholder’s equity interest in the applicable VIE to Fenghuang On-line or Qieyiyou, or their designated representatives pursuant to the applicable exclusive equity option agreement. The term of each loan is ten years, and may be extended upon mutual agreement of the parties.

Equity Pledge Agreements

Under the equity pledge agreement among the VIEs, their legal shareholders and Fenghuang On-line or Qieyiyou, the legal shareholders of the VIEs have pledged their equity interests in the VIEs to Fenghuang On-line or Qieyiyou to secure the performance of the obligations of the VIEs and their legal shareholders under the applicable exclusive technical licensing and services agreement, voting right entrustment agreement, exclusive equity option agreement and loan agreement. The equity pledge agreements will remain in effect until the secured obligations have been fully performed by the VIEs or released by Fenghuang On-line or Qieyiyou.

Exclusive Technical Licensing and Service Agreements

Under the exclusive technical licensing and service agreements between Fenghuang On-line or Qieyiyou and each of the VIEs, Fenghuang On-line or Qieyiyou has the exclusive right to provide technical and consulting services to their respective VIEs. The VIEs have agreed to pay a service fee to Fenghuang On-line or Qieyiyou equal to a certain percentage of their respective annual revenues plus a special service fee for certain services rendered by Fenghuang On-line or Qieyiyou at the request of the VIEs. The technical service agreements also transfer all of the economic benefit of intellectual property created by the VIEs to Fenghuang On-line or Qieyiyou. Each exclusive technical services agreement will remain in effect indefinitely and can be terminated only by Fenghuang On-line or Qieyiyou unless otherwise required by law.

The Group has evaluated the relationship among the Company, Fenghuang On-line or Qieyiyou and the VIEs in accordance with U.S. GAAP. Pursuant to the voting right entrustment agreements, the Company has obtained power, as granted to the legal shareholders by the applicable PRC law and under the articles of association of the VIEs, to direct all significant activities of the VIEs, which include but are not limited to budgeting, financing, and making other strategic and operational decisions, and will significantly impact the VIEs’ economic performance. Pursuant to the exclusive technical licensing and service agreements and other agreements, the Company has the right to receive benefits of the VIEs in the form of technical service fees, which could potentially be significant to the VIEs’ net income. In addition, the Company has the right to receive all the residual assets of the VIEs through exercise of the exclusive equity option agreements. As a result, the Company, through Fenghuang On-line and Qieyiyou, is considered the primary beneficiary of the VIEs and therefore includes the VIEs’ assets, liabilities and operating results in its consolidated financial statements.

In January 2015, in order to leverage the Group’s brand, content platform and large user base to expand into more entertainment related businesses, the Group established a new subsidiary Meowpaw with share capital of RMB1.0 million. Meowpaw is engaged in creating intellectual properties, related games, books, movies and animations, etc. The Group held 75% of the shares, and the noncontrolling shareholder, who was an individual, held the rest of 25%. Meowpaw’s share capital was not sufficient to support its operations. In addition to the capital injection, as of December 31, 2018, the Group has provided a long-term financing of RMB79.0 million  (US$11.5 million) to support its operations. In accordance with ASC 810‑10 Variable Interest Entities,  Meowpaw is thinly capitalized and consolidated as a variable interest entity. Meowpaw may not pay any dividend to shareholders until the accumulated retained earnings are over RMB35.0 million. As the Group owns 75% equity interest of Meowpaw, it can absorb a majority of Meowpaw’s expected loss, owns the power to direct Meowpaw’s activities and most significantly impacted Meowpaw’s economic performance, therefore, the Group is the primary beneficiary of Meowpaw and consolidated Meowpaw under VIE model.

The Company has the power to direct the activities of all the VIEs, including the VIEs aforementioned in the Contractual Agreements and Meowpaw,  and can freely have assets transferred out of all the VIEs without any restrictions. Only the registered capital and PRC statutory reserves of the consolidated VIEs amounted to RMB32.3 million (US$4.7 million) as of December 31, 2018 can be used to solely settle obligations of the VIEs and subsidiaries of the VIEs. As all the VIEs and subsidiaries of the VIEs are incorporated as limited liability companies under the PRC Company Law, the creditors of the VIEs and subsidiaries of the VIEs do not have recourse to the general credit of the Company. The amounts of the consolidated VIEs’ current liabilities without recourse to the Company disclosed on the face of the consolidated balance sheets have excluded the amounts due to inter-company entities.

The following tables set forth the summarized assets, liabilities, results of operations and cash flows of the consolidated VIEs (in thousands):

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Current assets	921,891	979,025	142,393
Non-current assets	71,434	530,118	77,102
Total assets	993,325	1,509,143	219,495
Accounts payable	153,094	135,407	19,694
Amounts due to related parties	6,255	11,531	1,677
Amounts due to inter-company entities	461,819	631,392	91,832
Advances from customers	28,433	31,686	4,609
Taxes payable	49,390	48,697	7,083
Salary and welfare payable	38,029	40,949	5,956
Accrued expenses and other current liabilities	51,071	189,228	27,522
Current liabilities	788,091	1,088,890	158,373
Non-current liabilities	20,979	28,796	4,188
Total liabilities	809,070	1,117,686	162,561

	For the Years Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Revenues	1,140,954	769,943	591,495	86,029
Net loss	(30,641)	(7,760)	(112,146)	(16,311)

	For the Years Ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Net cash provided by/(used in) operating activities	34,079	(3,950)	100,256	14,582
Net cash (used in)/provided by investing activities	(124,610)	65,600	(164,190)	(23,880)
Net cash provided by/(used in) financing activities	2,000	(2,000)	—	—

As of December 31, 2018, the total assets for the consolidated VIEs mainly comprised of cash and cash equivalents, term deposits and short term investments, accounts receivable, prepayments and other current assets, amounts due from related parties and property and equipment. There was no pledge or collateralization of these assets. Unrecognized revenue-producing assets that are held by the VIEs and subsidiaries of the VIEs comprise the Internet Content Provision License, the Online Culture Operating Permit, the Internet Publication License, the Permit for Production and Operation of Radio and TV Programs, the Value-added Telecommunications Business Operating License, trademark, and domain name. Recognized revenue-producing assets that are held by the VIEs and subsidiaries of the VIEs comprise property and equipment and operating rights for licensed games. As of December 31, 2018, the total liabilities for the consolidated VIEs mainly comprised accounts payable, amounts due to related parties, amounts due to inter-company entities, advances from customers, salary and welfare payable, taxes payable, accrued expenses and other current liabilities and non-current liabilities. After netting off the amount of inter-company transactions between the consolidated VIEs and other subsidiaries within the Group, the net fee paid or payable to other subsidiaries of the Group by the consolidated VIEs were RMB54.8 million, RMB13.7 million and RMB31.7 million (US$4.6 million) for the years ended December 31, 2016, 2017 and 2018, respectively. The balances and transactions of the consolidated VIEs were reflected in the Company’s consolidated financial statements with inter-company transactions eliminated.

It is possible that the Group’s operation of certain of its operations and businesses through VIEs could be found by PRC authorities to be in violation of PRC law and regulations prohibiting or restricting foreign ownership of companies that engage in such operations and businesses. While the Group’s management considers the possibility of such a finding by PRC regulatory authorities under current law and regulations to be remote, on March 15, 2019, the National People’s Congress promulgated the Foreign Investment Law or the FIL, which will take effect on January 1, 2020, and replace the existing laws regulating foreign investment in China, namely, the PRC Equity Joint Venture Law, the PRC Cooperative Joint Venture Law and the Wholly Foreign-owned Enterprise Law, or Existing FIE Laws, together with their implementation rules and ancillary regulations. The FIL embodies an expected PRC regulatory trend to rationalize its foreign investment regulatory regime in line with prevailing international practice and the legislative efforts to unify the corporate legal requirements for both foreign and domestic investments. However, uncertainties still exist in relation to interpretation and implementation of the FIL, especially in regard to, including, among other things, the nature of variable interest entities contractual arrangements, the promulgation schedule of both the “negative list” under the FIL and specific rules regulating the organization form of foreign-invested enterprises within the five-year transition period. While FIL does not define contractual arrangements as a form of foreign investment explicitly, the Group cannot assure that future laws and regulations will not provide for contractual arrangements as a form of foreign investment. Therefore, there can be no assurance that the Group’s control over its VIEs through contractual arrangements will not be deemed as foreign investment in the future. In the event that any possible implementing regulations of the FIL, any other future laws, administrative regulations or provisions deem contractual arrangements as a way of foreign investment, or if any of its operations through contractual arrangements is classified in the “restricted” or “prohibited” industry in the future “negative list” under the FIL, its contractual arrangements may be deemed as invalid and illegal, and the Group may be required to unwind the variable interest entity contractual arrangements and/or dispose of any affected business. Also, if future laws, administrative regulations or provisions mandate further actions to be taken with respect to existing contractual arrangements, the Group may face substantial uncertainties as to whether it can complete such actions in a timely manner, or at all. Furthermore, under the FIL, foreign investors or the foreign investment enterprise should be imposed legal liabilities for failing to report investment information in accordance with the requirements. In addition, the FIL provides that foreign invested enterprises established according to the existing laws regulating foreign investment may maintain their structure and corporate governance within a five-year transition period, which means that the Group may be required to adjust the structure and corporate governance of certain of its PRC subsidiaries in such transition period. Failure to take timely and appropriate measures to cope with any of these or similar regulatory compliance challenges could materially and adversely affect its current corporate structure, corporate governance and business operations.

If a finding were made by PRC authorities, under existing law and regulations or under the FIL, that the Group’s operation of certain of its operations and businesses through VIEs, regulatory authorities with jurisdiction over the licensing and operation of such operations and businesses would have broad discretion in dealing with such a violation, including levying fines, confiscating the Group’s income, revoking the business or operating licenses of the affected businesses, requiring the Group to restructure its ownership structure or operations, or requiring the Group to discontinue all or any portion of its operations. Any of these actions could cause significant disruption to the Group’s business operations, and have a severe adverse impact on the Group’s cash flows, financial position and operating performance.